Share Options (Tables)	6 Months Ended
Jun. 30, 2025
Share Options [Abstract]
Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors

The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the periods of three months ended June 30, 2025 and 2024:

	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2024	1,345,036	2.95	7.17	2,677
Granted	161,000	2.87	-	-
Exercised	(11,060)	1.77	-	-
Cancelled	(53,200)	3.25	-	-
Outstanding as of June 30, 2025 (unaudited)	1,441,776	2.94	7.14	1,125
Exercisable as of June 30, 2025 (unaudited)	689,274	2.20	4.98	860
	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2023	1,295,367	2.09	6.04	84
Granted	48,600	4.32	-	-
Exercised	(393,651)	1.99	-	-
Cancelled	(7,500)	3.20	-	-
Outstanding as of June 30, 2024 (unaudited)	942,816	2.24	6.71	2,811
Exercisable as of June 30, 2024 (unaudited)	563,204	2.15	5.42	1,730

Schedule of Ranges of Exercise Prices

The outstanding share options as of June 30, 2025 have been separated into ranges of exercise prices, as follows:

Exercise price	Share options outstanding as of June 30, 2025	Weighted average remaining contractual term	Share options exercisable as of June 30, 2025	Weighted average remaining contractual term
	Unaudited
		(years)		(years)

-	17,680	1.70	17,680	1.70
1.14	82,580	1.54	82,580	1.54
1.48	50,000	8.21	21,875	8.21
1.74	12,800	7.80	6,400	7.80
1.83	556,714	6.07	443,476	5.74
2.30	10,400	9.82	-	-
2.40	10,000	9.82	-	-
2.43	8,800	9.75	-	-
2.79	6,400	8.09	2,800	8.09
2.97	92,000	9.47	3,950	9.40
2.98	99,400	9.99	-	-
3.20	5,002	6.15	4,689	6.15
3.59	28,800	9.24	-	-
4.00	76,000	7.68	57,024	7.68
4.96	315,200	9.07	1,300	9.07
5.02	30,000	8.99	7,500	8.99
5.12	40,000	0.55	40,000	0.55
	1,441,776		689,274

Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:

Six-month period ended June 30,
	2025	2024

Volatility (%)	60.51%-61.52%	52.7%-73.5%
Risk-free interest rate (%)	3.9%-4.5%	4.0%-4.3%
Dividend yield (%)	-	-
Expected life (years)	6.25	6.25
Exercise price ($)	2.30-4.00	1.47-5.02
Share price ($)	2.40-4.00	1.72-4.96

Schedule of Total Compensation Cost

The total compensation cost related to all of the Company’s equity-based awards recognized in profit and loss during the periods of six months ended June 30, 2025 and 2024 was comprised as follows:

	Six-month period ended June 30,
	2025	2024
	Unaudited

Research and development	$137	$126
Sales and marketing	13	11
General and administrative	177	48
	$327	$185